Loans to Customers - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans to customers [line items]
Accrued interest	₸ 46,207	₸ 35,924
Allowance for impairment losses for percentage of NPLs	99.00%	101.00%
Maximum percentage of loan provided	10.00%
Restructured loans to customers	₸ 98,925	₸ 55,190
Restructured loans collected	35,168	5,951
POCI
Disclosure of loans to customers [line items]
Restructured loans gross	10,504	4,754
Stage 1
Disclosure of loans to customers [line items]
Restructured loans gross	1,568	0
Stage 2
Disclosure of loans to customers [line items]
Restructured loans gross	8,821	0
Stage 3
Disclosure of loans to customers [line items]
Restructured loans gross	₸ 57,571	₸ 22,534
Minimum | Stage 3
Disclosure of loans to customers [line items]
Allowance for impairment losses for percentage of NPLs	100.00%